Income tax and deferred taxes - Deferred Tax Assets and Liabilities in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and deferred taxes
Deferred tax assets	$ 604,471	$ 135,904
Deferred tax liabilities	(289,825)	(246,320)
Total	$ 314,646	$ (110,416)	$ (156,101)